SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of common stock to possible redemption (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds from IPO		$ 276,000,000
Proceeds allocated to Public Warrants		(11,408,000)
Class A common stock issuance costs		(14,975,165)
Accretion of carrying value to redemption value	$ 904,815	26,383,165
Class A common stock subject to possible redemption, 27,600,000 shares as of September 30, 2022 and December 31, 2021, at redemption value of $10.03 and $10.00, respectively	$ 276,904,815	$ 276,000,000